Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Tax income (expense)	$ 4,472	$ 3,459	$ 8,727	$ 7,240
Applicable tax rate			27.00%	27.00%